Operating Lease (Details) - Schedule of Lease Cost - USD ($)	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Lease Cost [Abstract]
Right-of-use asset	$ 12,618,789	$ 12,512,585
Less: accumulated amortization	(2,447,706)	(1,004,432)
Right-of-use asset, net	10,171,083	11,508,153
Current lease liabilities	1,295,842	1,229,329
Non-current lease liabilities	9,718,742	10,646,053
Total lease liabilities	$ 11,014,584	$ 11,875,382
Weighted average discount rate	6.58%	6.58%
Weighted average remaining lease term (years)	4 years 8 months 1 day	5 years 5 months 1 day